Form N-1A Supplement	Aug. 28, 2025
Pear Tree Polaris Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PEAR TREE FUNDS

Supplement

to

Summary Prospectus of Pear Tree Polaris Small Cap Fund dated August 1, 2025

Prospectus of Pear Tree Funds dated August 1, 2025

PEAR TREE POLARIS SMALL CAP FUND

Ordinary Shares (Ticker Symbol: USBNX)

Institutional Shares (Ticker Symbol: QBNAX)

R6 Shares (Ticker Symbol: QBNRX)

August 28, 2025

This Supplement amends as of August 28, 2025 each of the current Summary Prospectus of Pear Tree Polaris Small Cap Fund (“Small Cap Fund”) dated August 1, 2025, and the current Prospectus of Pear Tree Funds dated August 1, 2025 with respect to Small Cap Fund.

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1.       The following information amends and restates as of August 1, 2025 the “Fee Table and Expenses of Small Cap Fund”.